Accounts payable	12 Months Ended
Dec. 31, 2025
Accounts payable.
Accounts payable

Note 23.Accounts payable

The accounts payable consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade creditors	4,994	3,691
Accounts payable to Board Members	909	2,343
Accounts payable to other related parties	183	83
Accounts payable to underwriters, promoters, and employees	4,575	2,572
Other accounts payable	8,546	4,807
Total accounts payable	19,207	13,496

As at December 31, 2025, accounts payable to Board Members consisted of payables to members of the Board related to compensation and reimbursement matters totaling USD 909,274. (see Note 40).

As at December 31, 2025, accounts payable to other related parties consisted of USD 182,803 payable to OISTE (see Note 40).

Accounts payable to underwriters, promoters and employees consist primarily of amounts payable to employees for accrued vacation days, bonuses and 13th-month compensation across WISeKey.

Other accounts payable consist primarily of amounts due or accrued for professional services (e.g., legal, accounting and audit services) and related employee social charges.